SHARE-BASED PAYMENTS (Schedule of Share-Based Compensation Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Employee Share Options [Member] USD ($)	Dec. 31, 2012 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] USD ($)	Dec. 31, 2012 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] CNY	Dec. 31, 2012 Hotel operating costs [Member] Employee Share Options [Member] USD ($)	Dec. 31, 2012 Hotel operating costs [Member] Employee Share Options [Member] CNY	Dec. 31, 2011 Hotel operating costs [Member] Employee Share Options [Member] CNY	Dec. 31, 2010 Hotel operating costs [Member] Employee Share Options [Member] CNY	Dec. 31, 2012 Hotel operating costs [Member] Conditional Share Options [Member] USD ($)	Dec. 31, 2012 Hotel operating costs [Member] Conditional Share Options [Member] CNY	Dec. 31, 2011 Hotel operating costs [Member] Conditional Share Options [Member] CNY	Dec. 31, 2010 Hotel operating costs [Member] Conditional Share Options [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] Employee Share Options [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] Conditional Share Options [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] Employee Share Options [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] Conditional Share Options [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] Conditional Share Options [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 374	2,330	23,925	5,994	$ 3,980	24,797	19,558	9,523	$ 43	265	1,721	1,234	$ 234	1,457	830	785	$ 68	426	261	255	$ 330	2,056	833	12	$ 263	1,639	21,943	4,505	$ 3,416	21,284	17,895	8,726